Inventories, Net	6 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Raw material	$24,329	$55,029
Work in process	310,672	135,341
Goods in transit	1,058,677	1,044,733
Inventories provision	(61,913)	(18,058)
Total inventories	$1,331,765	$1,217,045

The goods in transit to customers are still included in the inventory until the customer inspected and confirmed acceptance. Once we obtain the customer’s acceptance notice, we will recognize the corresponding revenue and cost of sales.